Long-term interest bearing debt and interest expenses (Tables)	9 Months Ended
Sep. 30, 2013
Debt Disclosure [Abstract]
Amounts outstanding under credit facilities
As of September 30, 2013 and December 31, 2012, the Company had the following amounts outstanding under credit facilities:

(In US$ millions)	September 30, 2013	December 31, 2012

Credit facilities:
US$1,500 facility (June 2014)	$463.5	$572.6
US$1,200 facility (June 2015)	94.6	111.1
US$109.5 vendor financing facility (May 2016)	109.5	—
US$550 facility (December 2016)	453.8	508.5
US$440 facility (December 2017)	95.5	100.5
Total interest bearing debt	$1,216.9	$1,292.7

Less: current portion	(545.1)	(235.6)
Long-term portion of interest bearing debt	$671.8	$1,057.1

Maturities of outstanding debt
The outstanding debt as of September 30, 2013 is repayable as follows:

(In US$ millions)	As at September 30,
Twelve months ended September 30, 2014	$545.1
Twelve months ended September 30, 2015	143.2
Twelve months ended September 30, 2016	174.6
Twelve months ended September 30, 2017	298.7
Twelve months ended September 30, 2018 and thereafter	55.3
Total interest bearing debt	$1,216.9